                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                        New York, New York 10281-1008

August 31, 2004

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer International Large Cap-Core Fund
            Reg. No. 333-106014; File No. 811-21370

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of
Additional Information of Oppenheimer International Large Cap-Core Fund (the
"Registrant") dated August 27, 2004, no changes were made to the Prospectus and the Statement of Additional Information contained in Post-Effective
Amendment No. 1 to the Registrant's Registration Statement on Form N-1A,
which was filed electronically with the Securities and Exchange Commission on
August 27, 2004.

                                    Very truly yours,

                                    /s/ Peter E. Pisapia

                                    Peter E. Pisapia
                                    Assistant Vice President &
                                    Assistant Counsel
                                    212.323.0428

cc:  Ronald M. Feiman, Esq.
     Gloria LaFond